Financial Instruments - Carrying Value and Estimated Fair Value of our Financial Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	$ 144.7	$ 134.8
Long-term debt	2,087.3	2,038.1
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	143.6	134.7
Long-term debt	$ 2,066.4	$ 2,044.9